UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.8%
County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$2,795,156

Arizona — 6.1%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series A, 6.63%, 7/01/20	1,000	1,033,540
County of Pinal, Arizona, COP, 5.00%, 12/01/29	700	687,001
Maricopa County, Arizona, IDA, RB, Arizona Charter Schools Project, Series A, 6.50%, 7/01/12	65	59,914
Phoenix, Arizona, IDA, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,375,277
Pima County, IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	955	876,776
Pima County, IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	560	565,740
Salt River Project, Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	990	1,018,660
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,535	2,227,530
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,385	1,178,746
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	605	605,908

		9,629,092

California — 19.4%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 5.62%, 8/01/20 (a)	2,000	1,112,140
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	730	673,980

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	$1,110	$1,143,300
California State Public Works Board, RB, Department of Corrections, Series C, 5.25%, 6/01/28	2,015	1,899,399
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	600	609,942
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,035,249
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	400	400,960
Poway Unified School District, Special Tax Bonds, Community Facilities District Area No. 6, Series A, 6.13%, 9/01/33	1,750	1,655,133
San Diego Unified School District, California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	838,856
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	4,865,638
San Marino Unified School District, California, GO, Series A (NPFGC) 5.51%, 7/01/17 (a)	1,820	1,355,463
San Marino Unified School District, California, GO, Series A (NPFGC) 5.56%, 7/01/18 (a)	1,945	1,344,773
San Marino Unified School District, California, GO, Series A (NPFGC) 5.60%, 7/01/19 (a)	2,070	1,342,975
State of California, GO, Various Purpose, 6.50%, 4/01/33	7,325	7,824,638
Tustin Unified School District, California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/32	775	766,692

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guaranty Corp.
M/F	Multi-Family
RB	Revenue Bonds

BlackRock MuniHoldings Fund II, Inc.	January 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	$4,095	$3,840,496

		30,709,634

Colorado — 2.6%
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	1,100	1,123,727
Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/28	1,105	1,177,046
Plaza Metropolitan District No. 1, Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	806,568
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	968,576

		4,075,917

District of Columbia — 2.0%
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	10,170	2,123,801
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.00%, 10/01/39	255	257,711
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.25%, 10/01/44	745	767,156

		3,148,668

Florida — 6.0%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,595	1,472,424
City of Clearwater, Florida, RB, Series A, 5.25%, 12/01/39	870	891,437
County of Broward, Florida, RB, Series A, 5.25%, 10/01/34	545	562,195
County of Miami-Dade, Florida, RB, CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	1,765	258,555
County of Miami-Dade, Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	580	574,287
Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,314,429
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	2,310	2,127,603
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,062,641
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	510	297,478

Municipal Bonds	Par (000)	Value

Florida (concluded)
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	$1,215	$1,001,075

		9,562,124

Georgia — 2.0%
City of Atlanta, Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project (AGC), 5.00%, 12/01/23	975	1,003,012
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	421,882
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,740	1,800,743

		3,225,637

Guam — 0.9%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	320	324,985
Territory of Guam, GO, Series A, 6.75%, 11/15/29	560	579,964
Territory of Guam, GO, Series A, 7.00%, 11/15/39	575	590,071

		1,495,020

Idaho — 1.3%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	1,995,280

Illinois — 1.5%
City of Chicago, Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,000	917,460
Illinois Finance Authority, RB, Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (b)(c)	720	230,400
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	800	826,152
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	324,626

		2,298,638

Indiana — 3.5%
County of St. Joseph, Indiana, Refunding RB, Notre Dame du Lac Project, 5.00%, 3/01/36	1,135	1,193,509
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	420	424,759
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	1,715	1,663,310
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,698,080

2	BlackRock MuniHoldings Fund II, Inc.	January 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	$565	$602,313

		5,581,971

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	1,785	1,887,530

Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	431,831
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,578,050

		3,009,881

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	780	782,878

Maryland — 0.6%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	222,200
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	750	750,173

		972,373

Massachusetts — 4.5%
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (GNMA), 5.75%, 6/20/22	600	648,450
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (GNMA), 6.00%, 6/20/44	1,500	1,571,835
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	861,900
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,032,653
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,115	1,118,735
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	913,358

		7,146,931

Michigan — 3.7%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	460	545,928

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	$1,030	$958,940
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,483,870
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora),5.65%, 9/01/29	2,935	2,924,493

		5,913,231

Minnesota — 1.1%
City of Minneapolis, Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,708,907

Mississippi — 1.0%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	1,500	1,499,820

Missouri — 0.5%
Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	853,180

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,598,712

New Jersey — 6.5%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	4,050	3,975,520
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/31	1,890	1,759,666
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	2,000	1,968,480
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,595,900

		10,299,566

New York — 6.5%
Dutchess County Industrial Development Agency, New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	885	869,955
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,136,184
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	1,270	1,313,663
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	525	452,959

BlackRock MuniHoldings Fund II, Inc.	January 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, AMT, 8.38%, 11/01/16	$525	$394,658
New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	415	437,211
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,441,240
Tobacco Settlement Financing Corp., New York, RB, Asset-Backed, Series A-1, 5.50%, 6/01/15	1,100	1,113,156
Tobacco Settlement Financing Corp., New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/22	1,100	1,165,351

		10,324,377

North Carolina — 1.7%
City of Charlotte, North Carolina, RB, Series B, 5.00%, 7/01/38	475	506,378
City of Charlotte, North Carolina, RB, Series B, 4.50%, 7/01/39	460	458,496
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	620	637,961
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/39	315	316,147
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	701,588

		2,620,570

Ohio — 0.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	1,565	1,312,440

Pennsylvania — 8.0%
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	590	580,879
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,830	1,963,370
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	950	949,933
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	1,944,415
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,455	3,485,197

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	$540	$539,914
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (d)	2,630	3,133,882

		12,597,590

Puerto Rico — 3.6%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,490	1,514,555
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,550	1,177,892
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	2,790	2,977,376

		5,669,823

South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority, RB, Sanford Health, 5.00%, 11/01/40	1,200	1,156,140

Tennessee — 2.3%
Hardeman County Correctional Facilities Corp., Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,114,552
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Methodist Healthcare, 6.50%, 9/01/12 (d)	1,280	1,460,518

		3,575,070

Texas — 11.3%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	1,930	1,814,547
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,536,625
City of Houston, Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	775	823,221
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,546,097
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	590	601,157
Matagorda County Hospital District, Texas, RB (FHA), 5.00%, 2/15/35	3,265	3,078,209
North Texas Tollway Authority, RB, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,157,561

4	BlackRock MuniHoldings Fund II, Inc.	January 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/23	$1,130	$1,169,256
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	1,035	1,082,486
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	1,940	2,019,482

		17,828,641

Utah — 0.9%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,400	1,397,760

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	933,120

U.S. Virgin Islands — 1.7%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT 6.50%, 7/01/21	2,680	2,710,257

Virginia — 2.6%
Chesterfield County IDA, Refunding RB, Virginia Electric & Power Co., Series A, 5.88%, 6/01/17	425	440,801
Virginia HDA, RB, Series D, AMT, 6.00%, 4/01/24	3,200	3,218,784
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	485	483,453

		4,143,038

Washington — 0.5%
Seattle Housing Authority, Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	945	847,363

Wisconsin — 4.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,032,861
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,397,958
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	1,455	1,341,073

		6,771,892

Total Municipal Bonds – 115.1%		182,078,227

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,640	$1,739,610
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,335	1,409,093
Los Angeles Community College District, California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,182,390
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	554	565,873
Sequoia Union High School District, California, GO, Series B, (AGM), 5.50%, 7/01/35	5,519	5,696,256

		10,593,222

Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (AGM), 5.10%, 10/01/41	1,870	1,843,839
Colorado Health Facilities Authority, RB, Catholic Health, Series C7 (AGM), 5.00%, 9/01/36	1,200	1,180,860
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (f)	1,080	1,138,109

		4,162,808

Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	2,300	2,430,272
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	2,370	2,470,346

		4,900,618

Georgia — 1.1%
Private Colleges & Universities Authority, RB, Emory University, Series C, 5.00%, 9/01/38	1,650	1,710,003

Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	2,999	3,145,675

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,094,939

BlackRock MuniHoldings Fund II, Inc.	January 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New York (concluded)

New York — 2.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	$810	$886,061
Sales Tax Asset Receivable Corp., RB, Series A, (AMBAC), 5.25%, 10/15/27	3,200	3,527,139

		4,413,200

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, RB, Wake Forest University, 5.00%, 1/01/38	800	836,280

Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,980	7,228,418

Tennessee — 1.6%
Shelby County Health Educational & Housing Facilities Board, RB, St. Judes Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,538,300

Texas — 2.2%
County of Harris, Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,441,917

Virginia — 7.9%
University of Virginia, Refunding RB, 5.00%, 6/01/40	2,730	2,880,204
Virginia HDA, RB, Series H, (NPFGC), 5.35%, 7/01/31	1,725	1,741,129
Virginia HDA, RB, Sub-Series H1 (NPFGC), 5.38%, 7/01/36	7,900	7,960,356

		12,581,689

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,421,605

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,859	2,859,114

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 38.5%		60,927,788

Total Long-Term Investments (Cost – $240,856,488) – 153.6%		243,006,015

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	101,107	$101,107

Total Short-Term Securities (Cost – $101,107) – 0.1%		101,107

Total Investments (Cost – $240,957,595*) – 153.7%		243,107,122
Other Assets Less Liabilities – 1.3%		2,184,304
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.2)%		(32,035,017)
Preferred Shares, at Redemption Value – (34.8)%		(55,053,088)

Net Assets Applicable to Common Shares – 100.0%		$158,203,321

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$209,621,209

Gross unrealized appreciation	$8,593,958
Gross unrealized depreciation	(7,127,839)

Net unrealized appreciation	$1,466,119

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(7,811,688)	$7,890

(g)	Represents the current yield as of report date.

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

6	BlackRock MuniHoldings Fund II, Inc.	January 31, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$101,107
Level 2 - Long-Term Investments[1]	243,006,015
Level 3	—

Total	$243,107,122

[1]	See above Schedule of Investments for values in each state or political subdivision.

BlackRock MuniHoldings Fund II, Inc.	January 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 19, 2010